INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the Exchangeable Notes balance) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Repaid to Note holders	$ 99,700,000
Loss on disposal		$ 9,700,000
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1		(210,000)
Balance at end of the period		(210,000)	$ (210,000)
Current Liabilities [Member] | Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1		(210,000)	(210,000)
Balance at end of the period		$ (210,000)	$ (210,000)